Loans (Tables)	12 Months Ended
Dec. 31, 2013
Loans
Summary of loans, by loan type
	December 31,
	2013	2012
	(Dollars in thousands)
Commercial, financial and agricultural	$2,894,779	$2,525,380
Real estate-mortgage	847,692	838,467
Real estate—construction	1,208,508	1,147,669
Consumer	66,414	74,514
Foreign	181,842	188,974

Total loans	$5,199,235	$4,775,004